UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5445

Name of Registrant:	Vanguard Fenway Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2007

Item 1:	Schedule of Investments

Vanguard Equity Income Fund
Schedule of Investments
June 30, 2007

	Shares	Market Value ($000)

Common Stocks (98.3%)

Consumer Discretionary (2.5%)
McDonald's Corp.	533,305	27,071
Home Depot, Inc.	623,900	24,550
General Motors Corp.	384,200	14,523
Gannett Co., Inc.	186,200	10,232
Whirlpool Corp.	83,500	9,285
Newell Rubbermaid, Inc.	305,400	8,988
Regal Entertainment Group Class A	364,800	8,000
International Game Technology	181,897	7,221
Mattel, Inc.	271,228	6,859
Family Dollar Stores, Inc.	190,000	6,521
Eastman Kodak Co.	180,424	5,021
Carnival Corp.	59,100	2,882
Cooper Tire & Rubber Co.	86,300	2,384
Belo Corp. Class A	112,500	2,316
Blyth, Inc.	81,700	2,171
CBS Corp.	61,700	2,056
Asbury Automotive Group, Inc.	65,500	1,634
Journal Communications, Inc.	98,400	1,280
American Axle & Manufacturing Holdings, Inc.	39,100	1,158
Tribune Co.	24,367	716

		144,868

Consumer Staples (11.5%)
Altria Group, Inc.	1,868,855	131,081
The Procter & Gamble Co.	1,104,720	67,598
Kimberly-Clark Corp.	762,475	51,002
General Mills, Inc.	785,573	45,893
Kellogg Co.	866,310	44,866
The Coca-Cola Co.	786,005	41,116
PepsiCo, Inc.	610,800	39,610
Colgate-Palmolive Co.	602,800	39,092
Kraft Foods Inc.	1,098,734	38,730
SuperValu Inc.	816,000	37,797
Diageo PLC ADR	311,050	25,914
Campbell Soup Co.	469,600	18,225
H.J. Heinz Co.	260,000	12,342
ConAgra Foods, Inc.	442,200	11,877
Sysco Corp.	311,900	10,290
Carolina Group	120,300	9,296
Molson Coors Brewing Co. Class B	95,800	8,858
J.M. Smucker Co.	98,000	6,239
Anheuser-Busch Cos., Inc.	116,600	6,082
Universal Corp. (VA)	90,100	5,489
The Clorox Co.	60,897	3,782
Reynolds American Inc.	21,000	1,369

		656,548

Energy (13.3%)
ExxonMobil Corp.	3,775,405	316,681
Chevron Corp.	2,666,000	224,584
ConocoPhillips Co.	2,416,500	189,695
Royal Dutch Shell PLC ADR Class B	294,877	24,578
^ General Maritime Corp.	115,500	3,093

		758,631

Financials (25.8%)
Bank of America Corp.	4,472,438	218,657
Citigroup, Inc.	4,030,166	206,707
JPMorgan Chase & Co.	2,991,600	144,943
U.S. Bancorp	3,079,279	101,462
UBS AG (New York Shares)	1,304,600	78,289
Wells Fargo & Co.	2,136,030	75,124
The Chubb Corp.	1,240,000	67,134
PNC Financial Services Group	915,382	65,523
Wachovia Corp.	1,082,924	55,500
Host Hotels & Resorts Inc. REIT	2,174,200	50,268
The Allstate Corp.	775,500	47,700
ACE Ltd.	617,700	38,619
The Bank of New York Co., Inc.	920,600	38,150
Lloyds TSB Group PLC - ADR	722,500	32,310
Fannie Mae	424,000	27,700
Washington Mutual, Inc.	441,164	18,811
The Travelers Cos., Inc.	337,600	18,062
Regions Financial Corp.	419,000	13,869
Mellon Financial Corp.	302,677	13,318
XL Capital Ltd. Class A	147,000	12,391
KeyCorp	310,900	10,673
Synovus Financial Corp.	325,400	9,990
Comerica, Inc.	167,600	9,967
Huntington Bancshares Inc.	396,300	9,012
PartnerRe Ltd.	109,100	8,455
Axis Capital Holdings Ltd.	185,400	7,537
Freddie Mac	122,800	7,454
Compass Bancshares Inc.	107,800	7,436
Nationwide Financial Services, Inc.	112,900	7,138
Endurance Specialty Holdings Ltd.	161,200	6,454
Susquehanna Bancshares, Inc.	263,200	5,888
MCG Capital Corp.	353,868	5,669
United Bankshares, Inc.	149,400	4,751
Trustmark Corp.	164,600	4,257
Popular, Inc.	226,582	3,641
Community Trust Bancorp Inc.	105,200	3,398
The Hartford Financial Services Group Inc.	31,900	3,142
First Merchants Corp.	120,800	2,903
Federated Investors, Inc.	70,400	2,698
Countrywide Financial Corp.	70,600	2,566
Northern Trust Corp.	39,200	2,518
SunTrust Banks, Inc.	28,500	2,444
First BanCorp Puerto Rico	195,100	2,144
NBT Bancorp, Inc.	94,500	2,132
Renasant Corp.	76,900	1,749
City Holding Co.	45,300	1,736
Sky Financial Group, Inc.	56,088	1,563
Advanta Corp. Class B	48,100	1,498
BB&T Corp.	32,600	1,326
Peoples Bancorp, Inc.	41,900	1,134
PFF Bancorp, Inc.	30,600	855
Suffolk Bancorp	26,300	840
First Financial Corp. (IN)	28,000	822
First Financial Holdings, Inc.	24,900	814
Simmons First National Corp.	29,400	811
Fifth Third Bancorp	14,100	561

		1,470,513

Health Care (9.1%)
Wyeth	2,134,698	122,404
Abbott Laboratories	1,232,470	65,999
Pfizer Inc.	2,538,031	64,897
Johnson & Johnson	1,007,905	62,107
Bristol-Myers Squibb Co.	1,853,732	58,504
Baxter International, Inc.	762,500	42,959
Merck & Co., Inc.	833,914	41,529
GlaxoSmithKline PLC ADR	584,900	30,631
Eli Lilly & Co.	441,349	24,663
Hillenbrand Industries, Inc.	49,900	3,244

		516,937

Industrials (12.3%)
General Electric Co.	6,800,472	260,322
American Standard Cos., Inc.	1,053,500	62,135
Pitney Bowes, Inc.	1,288,000	60,304
3M Co.	666,600	57,854
Deere & Co.	409,100	49,395
Goodrich Corp.	664,500	39,578
Waste Management, Inc.	849,100	33,157
R.R. Donnelley & Sons Co.	527,800	22,965
Honeywell International Inc.	384,662	21,649
United Parcel Service, Inc.	287,600	20,995
Caterpillar, Inc.	262,400	20,546
Northrop Grumman Corp.	196,300	15,286
Avery Dennison Corp.	128,700	8,556
Raytheon Co.	145,500	7,841
GATX Corp.	132,500	6,526
Emerson Electric Co.	113,900	5,331
Steelcase Inc.	278,600	5,154

		697,594

Information Technology (1.7%)
Nokia Corp. ADR	1,508,800	42,412
Intel Corp.	1,532,700	36,417
Microchip Technology, Inc.	206,700	7,656
Automatic Data Processing, Inc.	104,100	5,046
Maxim Integrated Products, Inc.	69,600	2,325
Methode Electronics, Inc. Class A	62,400	977

		94,833

Materials (6.3%)
Dow Chemical Co.	1,789,845	79,147
E.I. du Pont de Nemours & Co.	1,175,627	59,769
Air Products & Chemicals, Inc.	529,500	42,556
Alcoa Inc.	897,000	36,355
PPG Industries, Inc.	471,300	35,871
Packaging Corp. of America	1,190,100	30,121
International Paper Co.	704,570	27,513
Nucor Corp.	196,500	11,525
^ Southern Peru Copper Corp. (U.S. Shares)	78,000	7,352
RPM International, Inc.	313,400	7,243
Bemis Co., Inc.	216,000	7,167
Spartech Corp.	232,100	6,162
Freeport-McMoRan Copper & Gold, Inc. Class B	34,500	2,857
Eastman Chemical Co.	37,800	2,432
Rohm & Haas Co.	33,900	1,854

		357,924

Telecommunication Services (6.6%)
AT&T Inc.	5,588,805	231,935
Verizon Communications Inc.	2,909,657	119,791
Chunghwa Telecom Co., Ltd. ADR	840,300	15,848
Alaska Communications Systems Holdings, Inc.	425,100	6,733
Iowa Telecommunications Services Inc.	48,700	1,107
Surewest Communications	24,500	667

		376,081

Utilities (8.0%)
FPL Group, Inc.	1,371,966	77,845
Exelon Corp.	968,200	70,291
American Electric Power Co., Inc.	1,044,400	47,040
Dominion Resources, Inc.	387,485	33,444
Consolidated Edison Inc.	671,300	30,289
Entergy Corp.	246,300	26,440
Southern Co.	734,000	25,169
SCANA Corp.	573,100	21,944
Duke Energy Corp.	727,834	13,319
Edison International	230,400	12,930
FirstEnergy Corp.	198,900	12,875
PG&E Corp.	253,700	11,493
Constellation Energy Group, Inc.	128,400	11,193
TXU Corp.	149,498	10,061
Progress Energy, Inc.	185,900	8,475
Pepco Holdings, Inc.	278,800	7,862
Northeast Utilities	273,100	7,745
Atmos Energy Corp.	234,300	7,043
Public Service Enterprise Group, Inc.	77,400	6,794
Portland General Electric Co.	240,800	6,608
Sempra Energy	46,100	2,731
Puget Energy, Inc.	109,600	2,650
Alliant Energy Corp.	39,200	1,523
KeySpan Corp.	13,200	554

		456,318

Exchange-Traded Funds (1.2%)
^1 Vanguard Value ETF	963,400	69,182

Total Common Stocks
(Cost $4,448,260)		5,599,429

Temporary Cash Investments (1.8%)

Money Market Fund (1.3%)
2 Vanguard Market Liquidity Fund, 5.281%	72,969,212	72,969
	Face
	Amount
	($000)

Repurchase Agreement (0.3%)
Goldman Sachs & Co.
5.350%, 7/2/07
(Dated 6/29/07, Repurchase Value $17,808,000,
collateralized by Federal Home Loan Mortgage Corp. 4.500%-7.500%,
1/10/10-4/1/34 and Federal National Mortgage Assn. 4.000%-8.500%,	17,800	17,800
10/1/09-6/1/37.)
U.S. Agency Obligation (0.2%)
3 Federal Home Loan Mortgage Corp.
4 5.197%, 7/9/07	9,500	9,491

Total Temporary Cash Investments
(Cost $100,259)		100,260

Total Investments (100.1%)
	5,699,689

Other Assets and Liabilities—Net (-0.1%)		(7,651)

Net Assets (100%)		5,692,038

^	Part of security position is on loan to broker-dealers.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $9,491,000 have been segregated as initial margin for open futures contracts. ADR - American Depositary Receipt. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2007, the cost of investment securities for tax purposes was $4,548,519,000. Net unrealized appreciation of investment securities for tax purposes was $1,151,170,000, consisting of unrealized gains of $1,170,105,000 on securities that had risen in value since their purchase and $18,935,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.6% and 0.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	184	69,708	(769)
E-mini S&P 500 Index	31	2,349	(5)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Growth Equity Fund
Schedule of Investments
June 30, 2007

	Shares	Market Value ($000)

Common Stocks (97.5%)

Consumer Discretionary (10.8%)
* Coach, Inc.	270,821	12,834
* International Game Technology	290,680	11,540
* Las Vegas Sands Corp.	135,120	10,322
*^ Focus Media Holding Ltd. ADR	183,070	9,245
* Polo Ralph Lauren Corp.	88,300	8,663
* Amazon.com, Inc.	103,170	7,058
* Guess ?, Inc.	145,500	6,990
*^ Under Armour, Inc.	128,560	5,869
* GameStop Corp. Class A	148,170	5,793
* Expedia, Inc.	170,206	4,985
* News Corp., Class A	204,970	4,347

		87,646

Consumer Staples (7.3%)
* The Coca-Cola Co.	342,430	17,913
* CVS/Caremark Corp.	469,920	17,129
* PepsiCo, Inc.	185,690	12,042
* Avon Products, Inc.	193,210	7,100
* Hansen Natural Corp.	124,210	5,339

		59,523

Energy (7.8%)
* Peabody Energy Corp.	323,100	15,632
* XTO Energy, Inc.	251,130	15,093
* Cameco Corp.	269,400	13,669
* Schlumberger Ltd.	139,370	11,838
* Williams Cos., Inc.	228,260	7,218

		63,450

Financials (9.0%)
* The Goldman Sachs Group, Inc.	79,870	17,312
* The Chicago Mercantile Exchange	30,790	16,453
* Franklin Resources Corp.	66,650	8,829
* T. Rowe Price Group Inc.	166,560	8,643
* IntercontinentalExchange Inc.	50,840	7,517
* Nymex Holdings Inc.	58,160	7,307
* State Street Corp.	100,440	6,870

		72,931

Health Care (16.0%)
* Baxter International, Inc.	304,890	17,178
* Gilead Sciences, Inc.	439,920	17,056
* Shire Pharmaceuticals Group PLC ADR	189,940	14,080
* Allergan, Inc.	238,460	13,745
Abbott Laboratories	227,510	12,183
* Celgene Corp.	199,670	11,447
* Schering-Plough Corp.	334,770	10,190
* St. Jude Medical, Inc.	235,840	9,785
* Thermo Fisher Scientific, Inc.	175,090	9,056
* Express Scripts Inc.	164,096	8,206
* Intuitive Surgical, Inc.	52,540	7,291

		130,217

Industrials (12.6%)
* General Electric Co.	529,840	20,282
* Deere & Co.	118,680	14,329
* C.H. Robinson Worldwide Inc.	266,240	13,983
ABB Ltd. ADR	581,590	13,144
* Roper Industries Inc.	156,560	8,940
* Suntech Power Holdings Co., Ltd. ADR	220,190	8,030
* Trinity Industries, Inc.	154,090	6,709
* Precision Castparts Corp.	49,460	6,002
* Oshkosh Truck Corp.	93,200	5,864
* Corrections Corp. of America	89,520	5,650

		102,933

Information Technology (28.2%)
* Google Inc.	63,490	33,229
* Cisco Systems, Inc.	1,009,880	28,125
* Intel Corp.	883,600	20,994
* Apple Computer, Inc.	147,320	17,979
* Texas Instruments, Inc.	477,560	17,971
* KLA-Tencor Corp.	249,940	13,734
* Dell Inc.	463,620	13,236
* Broadcom Corp.	443,560	12,974
* Corning, Inc.	402,610	10,287
* QUALCOMM Inc.	231,170	10,031
* Akamai Technologies, Inc.	195,620	9,515
* salesforce.com, Inc.	218,600	9,369
* F5 Networks, Inc.	114,740	9,248
* Nortel Networks Corp.	368,640	8,866
* VeriSign, Inc.	275,424	8,739
* SanDisk Corp.	121,040	5,924

		230,221

Materials (1.8%)
* Monsanto Co.	212,450	14,349

Telecommunication Services (4.0%)
* NII Holdings Inc.	170,550	13,770
* Crown Castle International Corp.	314,610	11,411
* Metropcs Communications Inc.	228,990	7,566

		32,747

Total Common Stocks
(Cost $669,794)		794,017

Temporary Cash Investment (4.7%)

Money Market Fund
1 Vanguard Market Liquidity Fund, 5.281%
(Cost $38,680)	38,680,772	38,680

Total Investments (102.2%)
(Cost $708,474)		832,697

Other Assets and Liabilities - Net (-2.2%)		(18,049)

Net Assets (100%)		814,648

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At June 30, 2007, the cost of investment securities for tax purposes was $708,474,000. Net unrealized appreciation of investment securities for tax purposes was $124,223,000, consisting of unrealized gains of $130,291,000 on securities that had risen in value since their purchase and $6,068,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard PRIMECAP Core Fund
Schedule of Investments
June 30, 2007

	Shares	Market Value ($000)

Common Stocks (94.6%)

Consumer Discretionary (17.0%)
Sony Corp. ADR	1,420,000	72,945
Whirlpool Corp.	547,500	60,882
* Bed Bath & Beyond, Inc.	1,445,491	52,023
* Kohl's Corp.	583,400	41,439
TJX Cos., Inc.	1,267,625	34,860
* Chico's FAS, Inc.	1,271,200	30,941
The Walt Disney Co.	787,900	26,899
* DIRECTV Group, Inc.	1,120,725	25,900
* Amazon.com, Inc.	368,000	25,175
Nordstrom, Inc.	460,400	23,536
* Comcast Corp. Class A	810,000	22,777
Best Buy Co., Inc.	442,600	20,656
Mattel, Inc.	765,200	19,352
Target Corp.	276,450	17,582
* Viacom Inc. Class B	263,400	10,965
Lowe's Cos., Inc.	317,000	9,729
Eastman Kodak Co.	300,000	8,349
Idearc Inc.	150,000	5,300
News Corp., Class A	180,000	3,818
* IAC/InterActiveCorp	108,250	3,747
* Expedia, Inc.	108,250	3,171
Citadel Broadcasting Corp.	60,507	390

		520,436

Consumer Staples (0.6%)
Avon Products, Inc.	350,000	12,862
Costco Wholesale Corp.	100,000	5,852

		18,714

Energy (6.6%)
Schlumberger Ltd.	728,900	61,913
Arch Coal, Inc.	883,000	30,728
EnCana Corp.	491,500	30,203
* National Oilwell Varco Inc.	223,000	23,246
EOG Resources, Inc.	300,000	21,918
Murphy Oil Corp.	167,000	9,926
ConocoPhillips Co.	80,000	6,280
Chevron Corp.	64,440	5,428
* Transocean Inc.	48,425	5,132
GlobalSantaFe Corp.	70,000	5,058
Peabody Energy Corp.	18,000	871
Pioneer Natural Resources Co.	4,900	239
* Pride International, Inc.	5,500	206

		201,148

Financials (7.2%)
Marsh & McLennan Cos., Inc.	1,523,175	47,036
The Bank of New York Co., Inc.	938,300	38,883
* Berkshire Hathaway Inc. Class B	10,400	37,492
American International Group, Inc.	403,625	28,266
Fannie Mae	260,900	17,045
The Travelers Cos., Inc.	250,000	13,375
The Chubb Corp.	210,000	11,369
Washington Mutual, Inc.	251,600	10,728
MBIA, Inc.	117,425	7,306
Fifth Third Bancorp	176,800	7,031
Progressive Corp. of Ohio	96,000	2,297
Capital One Financial Corp.	1,250	98
Citigroup, Inc.	1,750	90

		221,016

Health Care (19.8%)
Eli Lilly & Co.	2,050,400	114,576
Novartis AG ADR	1,865,100	104,576
Medtronic, Inc.	1,662,500	86,217
GlaxoSmithKline PLC ADR	1,183,000	61,954
* Amgen, Inc.	1,038,900	57,441
* Boston Scientific Corp.	3,607,491	55,339
Roche Holdings AG	290,000	51,384
* Sepracor Inc.	680,400	27,910
* Biogen Idec Inc.	472,682	25,288
* Waters Corp.	280,000	16,621
Pfizer Inc.	242,800	6,208
* Genzyme Corp.	9,100	586

		608,100

Industrials (9.4%)
Southwest Airlines Co.	5,236,925	78,083
FedEx Corp.	300,000	33,291
* McDermott International, Inc.	380,000	31,586
Avery Dennison Corp.	340,000	22,603
Fluor Corp.	176,125	19,615
General Electric Co.	408,000	15,618
3M Co.	170,000	14,754
Union Pacific Corp.	120,000	13,818
Caterpillar, Inc.	146,650	11,483
Canadian National Railway Co.	220,000	11,205
* AMR Corp.	385,100	10,147
The Boeing Co.	94,100	9,049
Burlington Northern Santa Fe Corp.	100,000	8,514
Deere & Co.	46,800	5,651
Canadian Pacific Railway Ltd.	54,400	3,744

		289,161

Information Technology (26.2%)
Texas Instruments, Inc.	1,969,200	74,101
* ASML Holding (New York)	2,624,200	72,034
* Oracle Corp.	3,515,500	69,291
* Intuit, Inc.	2,192,400	65,947
* Corning, Inc.	2,218,875	56,692
Microsoft Corp.	1,659,900	48,917
* EMC Corp.	2,611,000	47,259
Intel Corp.	1,748,700	41,549
* Symantec Corp.	1,779,500	35,946
* Research In Motion Ltd.	154,300	30,858
Applied Materials, Inc.	1,266,700	25,169
* eBay Inc.	744,600	23,961
Altera Corp.	1,045,000	23,126
LM Ericsson Telephone Co. ADR Class B	576,000	22,977
* Google Inc.	42,600	22,296
QUALCOMM Inc.	486,800	21,122
Motorola, Inc.	990,000	17,523
* Yahoo! Inc.	639,000	17,336
* Comverse Technology, Inc.	786,725	16,407
Accenture Ltd.	380,500	16,320
* Nortel Networks Corp.	675,750	16,252
KLA-Tencor Corp.	270,000	14,837
* Agilent Technologies, Inc.	315,000	12,109
* Micron Technology, Inc.	350,000	4,386
Paychex, Inc.	100,000	3,912
* Verigy Ltd.	38,567	1,103
* VeriSign, Inc.	16,000	508
* Dell Inc.	10,000	286

		802,224

Materials (6.9%)
Potash Corp. of Saskatchewan, Inc.	605,800	47,234
Monsanto Co.	486,350	32,848
Praxair, Inc.	433,775	31,227
Alcoa Inc.	604,700	24,508
Vulcan Materials Co.	172,000	19,701
* Domtar Corp.	1,739,372	19,411
Newmont Mining Corp. (Holding Co.)	330,000	12,890
Weyerhaeuser Co.	160,767	12,689
Freeport-McMoRan Copper & Gold, Inc. Class B	91,120	7,547
Dow Chemical Co.	79,000	3,493
MeadWestvaco Corp.	8,500	300

		211,848

Telecommunication Services (0.9%)
Sprint Nextel Corp.	1,229,950	25,472
Embarq Corp.	18,000	1,141

		26,613

Total Common Stocks
(Cost $2,413,806)		2,899,260

Temporary Cash Investment (5.5%)

1 Vanguard Market Liquidity Fund, 5.281%
(Cost $168,875)	168,875,314	168,875

Total Investments (100.1%)
(Cost $2,582,681)		3,068,135

Other Assets and Liabilities—Net (-0.1%)		(3,365)

Net Assets (100%)		3,064,770

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At June 30, 2007, the cost of investment securities for tax purposes was $2,582,681,000. Net unrealized appreciation of investment securities for tax purposes was $485,454,000, consisting of unrealized gains of $540,005,000 on securities that had risen in value since their purchase and $54,551,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FENWAY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 13, 2007

VANGUARD FENWAY FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 13, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.